CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenues
Time charter revenues		$ 415,679	$ 413,230	$ 393,132
Time charter revenues from related parties		17,423	28,368	41,555
Total operating revenues		433,102	441,598	434,687
Operating expenses
Vessel operating expenses		(68,278)	(59,886)	(65,244)
Voyage and commission expenses		(9,694)	(5,974)	(7,724)
Administrative expenses		(15,210)	(8,600)	(6,643)
Depreciation and amortization		(103,810)	(100,468)	(99,256)
Total operating expenses		(196,992)	(174,928)	(178,867)
Operating income		236,110	266,670	255,820
Other non-operating income		922	1,318	0
Financial income (expense)
Interest income		7,804	4,295	1,315
Interest expense		(75,425)	(66,938)	(61,632)
Other financial items, net		(7,567)	(2,745)	(17,151)
Net financial expenses		(75,188)	(65,388)	(77,468)
Income before income taxes		161,844	202,600	178,352
Income taxes		(16,996)	(16,858)	(5,669)
Net income		144,848	185,742	172,683
Net income attributable to non-controlling interests		(15,568)	(13,571)	(10,547)
Net income attributable to Golar LNG Partners LP Owners		129,280	172,171	162,136
General Partner’s interest in net income	[1]	2,544	23,135	18,469
Unitholders’ interest in net income		124,656	139,948	106,476
Subordinated Units
Financial income (expense)
Net income		0	9,088	37,191
Preferred Units
Financial income (expense)
Unitholders’ interest in net income		2,080	0	0
Common Units
Financial income (expense)
Unitholders’ interest in net income		$ 124,656	$ 139,948	$ 106,476
Common Units
Earnings per unit:
Basic - Common units (in dollars per share)		$ 1.82	$ 2.44	$ 2.38
Diluted - Common units (in dollars per share)		1.80	2.43	2.38
Cash distributions declared and paid per unit in the period (in dollars per share)		$ 2.31	$ 2.31	$ 2.295

[1]	This includes net income attributable to IDR holders of $nil, $19.7 million and $15.2 million for the years ended December 31, 2017, 2016 and 2015, respectively.